Commitments (Details Narrative) $ in Thousands, € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Potential milestone payments description	the Company expects to pay $9,050 including $6,804 (€6.5 million), and $1,396 (£1.2 million) and $850 USD, in R&D milestone payments and up to $39,302, including $28,785 (€27.6 million); $1,517 (£1.3 million) and $9,000 USD, in revenue related milestone payments.	the Company expects to pay $9,050 including $6,804 (€6.5 million), and $1,396 (£1.2 million) and $850 USD, in R&D milestone payments and up to $39,302, including $28,785 (€27.6 million); $1,517 (£1.3 million) and $9,000 USD, in revenue related milestone payments.	the Company expects to pay $9,050 including $6,804 (€6.5 million), and $1,396 (£1.2 million) and $850 USD, in R&D milestone payments and up to $39,302, including $28,785 (€27.6 million); $1,517 (£1.3 million) and $9,000 USD, in revenue related milestone payments.
Research and Development Contracts [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 9,050	€ 6.5	£ 1.2
R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	39,302	€ 27.6	£ 1.3
Revenue milestone payments [member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 9,000